SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION

24.	SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources. The operating segments information is prepared considering three reportable segments, being: Brazil, International and Other Segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products, for which the characteristics are described below:

»	Poultry: production and sale of whole poultry and in-natura cuts.
»	Pork and others: production and sale of in-natura cuts.
»	Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products.
»	Other sales: sale of flour for food service and others.

Other segments are comprised of commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers), healthcare (health and wellness), pet food, as well as commercialization of agricultural products.

The items not allocated to the segments are presented as Corporate and refer to relevant events not attributable to the operating segments.

The net sales by nature for each reportable operating segment is set forth below:

Net sales	12.31.21	12.31.20	12.31.19
Brazil
In-natura	6,002,585	5,014,250	4,635,597
Poultry	4,544,724	3,738,560	3,692,377
Pork and other	1,457,861	1,275,690	943,220
Processed	18,729,686	15,944,162	12,808,408
Other sales	76,618	26,707	45,474
	24,808,889	20,985,119	17,489,479

International
In-natura	18,212,688	14,570,620	12,605,846
Poultry	15,818,512	12,246,499	11,262,954
Pork and other	2,394,176	2,324,121	1,342,892
Processed	2,955,431	2,366,204	2,119,918
Other sales	346,585	303,370	173,630
	21,514,704	17,240,194	14,899,394

Other segments	2,019,712	1,244,387	1,058,107
	48,343,305	39,469,700	33,446,980

The income (loss) before financial results for each segment and for Corporate is set forth below:

	12.31.21	12.31.20	12.31.19
Brazil	1,583,899	2,081,150	1,818,813
International	942,006	1,100,212	1,275,285
Other segments	393,477	197,233	109,138
Sub total	2,919,382	3,378,595	3,203,236
Corporate	90,405	(327,366)	(454,899)
	3,009,787	3,051,229	2,748,337

The composition of the main effects not allocated to the operating segments and presented as Corporate is set forth below:

Corporate	12.31.21	12.31.20	12.31.19
Impairment and result in the sale of investments	76,148	(62,006)	(21,751)
Results with sale and disposal of fixed assets	65,884	(28,178)	(14,642)
Reversal/(provision) for tax and civil contingencies	30,587	(109,088)	(63,228)
Expenses with demobilization	(6,814)	(16,494)	(39,281)
Investigations involving the Company (note 1.5)	(9,003)	(28,004)	(79,208)
Expenses COVID-19 (1)	(74,482)	(81,562)	-
Arbitration reversal	-	14,520	-
Restructuring plan	-	(58)	(14,460)
Results with disposal of businesses	-	(29,471)	3,234
Agreement - Class Action	-	-	(204,436)
Other	8,085	12,975	(21,127)
	90,405	(327,366)	(454,899)
(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales for the years ended December 31, 2021, 2020 and 2019.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,813,986	1,784,079	275,982	345,260	2,089,968	2,129,339
Other segments	459,699	-	474,875	-	934,574	-
	3,425,183	2,935,577	1,733,335	1,327,738	5,158,518	4,263,315

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources based on information about the consolidated assets.